Interests in Other Entities - Summarized Financial Information of Subsidiaries With Material Non-controlling Interests (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of summarized financial information [line items]
Assets	S/ 3,233,254	S/ 3,891,946
Liabilities	(2,891,614)	(3,549,185)
Assets	4,197,142	4,775,724	S/ 4,717,976
Liabilities	(2,048,851)	(2,529,407)
Revenue	3,899,462	4,014,013	4,137,309
Profit (loss) before income tax	133,948	45,112	(708,134)
Income tax	(113,318)	(46,305)	152,182
(Loss) profit for the year	57,415	209,238	(451,598)
Discontinued operations	63,736	206,348	104,879
Other comprehensive income	14,294	(8,280)	(20,599)
Comprehensive income of the year	71,709	200,958	(472,197)
Cash flows from operating activities provided by, net	279,273	491,164	333,693
Cash flows from investing activities provided by (applied to), net	137,855	348,870	(373,684)
Cash flows from financing activities applied to, net	(299,923)	(777,661)	85,762
Increase (decrease) in cash and cash equivalents, net	117,205	62,373	45,771
Cash and cash equivalents at the beginning of the year	626,180	606,950
Cash and cash equivalents at the end of the year	801,140	626,180	606,950
Viva GyM S.A. and subsidiaries [member]
Disclosure of summarized financial information [line items]
Assets	720,976	884,591
Liabilities	(310,132)	(352,125)
Current net assets (liabilities)	410,844	532,466
Assets	98,504	78,457
Liabilities	(37,154)	(44,068)
Non-current net assets (liabilities)	61,350	34,389
Net assets	472,194	566,855
Revenue	630,130	647,535
Profit (loss) before income tax	226,945	153,602
Income tax	(69,166)	(35,900)
(Loss) profit for the year	157,779	117,702
Comprehensive income of the year	157,779	117,702
Dividends paid to non-controlling interest Note (36-d)	84,870	21,165
Cash flows from operating activities provided by, net	259,992	163,304
Cash flows from investing activities provided by (applied to), net	(8,460)	79,471
Cash flows from financing activities applied to, net	(255,979)	(203,958)
Increase (decrease) in cash and cash equivalents, net	(4,447)	38,817
Cash and cash equivalents at the beginning of the year	97,709	58,892
Cash and cash equivalents at the end of the year	93,262	97,709	58,892
GyM SA and subsidiaries [member]
Disclosure of summarized financial information [line items]
Assets	1,262,588	1,875,231
Liabilities	(1,467,953)	(2,142,618)
Current net assets (liabilities)	(205,365)	(267,387)
Assets	980,653	1,368,460
Liabilities	(413,026)	(546,342)
Non-current net assets (liabilities)	567,627	822,118
Net assets	362,262	554,731
Revenue	1,704,998	2,163,543
Profit (loss) before income tax	(154,452)	(75,977)
Income tax	18,559	4,486
(Loss) profit for the year	(135,893)	(71,491)
Discontinued operations	44,096	76,837
Other comprehensive income	(14,061)	(2,641)
Comprehensive income of the year	(105,858)	2,705
Dividends paid to non-controlling interest Note (36-d)	4,241	4,056
Cash flows from operating activities provided by, net	148,754	211,315
Cash flows from investing activities provided by (applied to), net	233,150	72,438
Cash flows from financing activities applied to, net	(388,836)	(183,092)
Increase (decrease) in cash and cash equivalents, net	(6,932)	100,661
Cash and cash equivalents at the beginning of the year	179,560	78,899
Cash and cash equivalents at the end of the year	172,628	179,560	78,899
Norvial S.A. [member]
Disclosure of summarized financial information [line items]
Assets	109,778	88,077
Liabilities	(66,506)	(45,613)
Current net assets (liabilities)	43,272	42,464
Assets	462,739	492,803
Liabilities	(306,261)	(327,936)
Non-current net assets (liabilities)	156,478	164,867
Net assets	199,750	207,331
Revenue	163,117	149,467
Profit (loss) before income tax	21,104	68,104
Income tax	(3,885)	(18,678)
(Loss) profit for the year	17,219	49,426
Comprehensive income of the year	17,219	49,426
Dividends paid to non-controlling interest Note (36-d)	8,184	9,240
Cash flows from operating activities provided by, net	70,939	25,041
Cash flows from investing activities provided by (applied to), net	(2)
Cash flows from financing activities applied to, net	(43,536)	(48,010)
Increase (decrease) in cash and cash equivalents, net	27,401	(22,969)
Cash and cash equivalents at the beginning of the year	72,449	95,418
Cash and cash equivalents at the end of the year	S/ 99,850	S/ 72,449	S/ 95,418